1933 Act File No. 333-13877
                                   1940 Act File No. 811-5950

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-14
                          REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933

                      MONEY MARKET OBLIGATIONS TRUST
            (Exact Name of Registrant as Specified in Charter)


                        Pre-Effective Amendment No.
                     ---
                      X  Post-Effective Amendment No.  1


      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Area Code and Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the year ended July 31, 1996 was filed on September 16, 1996.



                                 Copy To:

                        Matthew G. Maloney, Esquire
                    Dickstein, Shapiro & Morin, L.L.P.
                            2101 L Street, N.W.
                          Washington, D.C.  20037



                           CROSS REFERENCE SHEET

Pursuant to Item 1(a) of Form N-14 Showing Location in Prospectus of Information Required by
Form N-14

Item of Part A of Form N-14 and Caption Caption or Location in Prospectus

1. Beginning of Registration Statement
   and Outside Front Cover Page of
   Prospectus ................     Cross Reference Sheet; Cover Page

2. Beginning and Outside
   Back Cover Page of Prospectus        Table of Contents

3. Fee Table, Synopsis Information
   and Risk Factors ..........     Summary of Expenses; Summary; Risk
    ..........................     Factors

4. Information About the
   Transaction ...............     Information about the Reorganization

5. Information About the Registrant          Information about the
                                   Federated Fund, the Trust, and the State
                                   Bond Fund

6. Information About the Company
   Being Acquired ............     Information about the Federated Fund,
                                   the Trust, and the State Bond Fund

7. Voting Information ........     Voting Information

8. Interest of Certain Persons
   and Experts ...............     Not Applicable

9. Additional Information Required
   for Reoffering by Persons Deemed
   to be Underwriters ........     Not Applicable

Item of Part B of Form N-14 and Caption Caption or Location in SAI

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  Additional Information                  The Statement of Additional
Information
      About the Registrant                   dated September 30, 1996 is
incorporated
                                   by reference to Post-Effective Amendment
                                   No. 19 to the Trust's Registration
Statement
                                   on Form N-1A (File Nos. 33-31062 and
                                   811-5950) filed with the Commission on
                                   or about September 19, 1996.

13.  Additional Information About            The Statement of Additional
Information
      the Company Being Acquired             dated December 1, 1995 is
incorporated
                                   by reference to Post-Effective Amendment
                                   No. 14 to the Corporation's Registration
                                        Statement on Form N-1A (File Nos.
2-74561                                 and 811-3299) filed with the
Commission on or                                  about September 29, 1995.

14.  Financial Statements                    The audited financial
statements of                                     Automated Cash Management
Trust, dated                                 July 31, 1996, are
incorporated herein by                                 reference to
Automated Cash Management                                   Trust's
Prospectus dated September 30,                                        1996;
the audited financial statements of                                   State
Bond Cash Management Fund, dated                                 July 31,
1996, are incorporated herein by                                 reference
to the State Bond Cash                                      Management
Fund's Annual Report to                                     Shareholders
dated July 31, 1996.


Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement filed on Form N-14 on October 31, 1996, in their entirety (File No. 333-13877 and 811-5950).

                        PART C - OTHER INFORMATION
Item 15.  Indemnification (8)
Item 16.  Exhibits
1.1  Copy of Declaration of Trust of the Registrant, dated October 3,
1988(1)

1.2  Amendment to the Declaration of Trust, dated October 3, 1989(1)

1.3 Conformed Copy of Amendment No. 8 to the Declaration of Trust, dated December 28, 1994(2)

2.1  Bylaws of the Registrant, as amended(1)

3    Not Applicable

4    Agreement and Plan of Reorganization dated September 23, 1996, between
State Bond Money Funds, Inc., a Maryland corporation, on behalf of its portfolio, State Bond Cash Management Fund, and Money Market Obligations Trust, a Massachusetts business trust, on behalf of its portfolio Automated Cash Management Trust(9)

5    Copy of Specimen Certificate for Shares of Beneficial Interest of the
Registrant(3)

6.1  Conformed Copy of Investment Advisory Contract of the Registrant(4)

6.2  Copy of Exhibit G to the Investment Advisory Contract(1)

6.3 Conformed Copy of Investment Advisory Contract between Registrant and Federated Administrative Services, dated March 1, 1995(5)

7.1  Conformed Copy of Distributor's Contract of the Registrant(6)

7.2  Conformed Copies of Exhibits F through H to Distributor's Contract(7)

7.3  Conformed Copies of Exhibits C and D to Distributor's Contract(5)

7.4 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant(3)

10.1 Conformed Copy of Rule 12b-1 Plan of the Registrant, dated June 1,
1994(7)

10.2 Conformed Copy of Rule 12b-1 Agreement of the Registrant, dated June 1, 1994(7)

10.3 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)

10.4 The responses described in Item 16 (7.4) are hereby incorporated by reference

11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued(8)

12   Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization*

13.1 Conformed Copy of Transfer Agency and Service Agreement of the
Registrant(3)

13.2 Conformed Copy of Shareholder Services Sub-Contract of the Registrant, dated June 1, 1994(7)

13.3 Conformed Copy of Fund Accounting Agreement(2)
13.4 The responses described in Item 16 (7.4) and Item 16 (10.3) are hereby incorporated by reference
14.1 Conformed copy of Consent of Independent Auditors of the Registrant, Arthur Andersen LLP*

14.2 Conformed copy of Consent of Independent Auditors of State Bond Cash Management Fund, Ernst & Young LLP*

15   Not Applicable

16   Conformed Copy of Power of Attorney(8)

17.1 Declaration under Rule 24f-2(8)

17.2 Form of Proxy of State Bond Cash Management Fund(9)

*    Filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on September 27, 1995. (File
Nos. 33-31602 and 811-5950)

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on February 21, 1995. (File
Nos. 33-31602 and 811-5950)

(3)  Response is incorporated by reference to Registrant's Post-Effective
Amendment
No. 8 on Form N-1A filed on June 1, 1994.  (File Nos. 33-31602 and
811-5950)

(4) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 7, 1995. (File Nos. 33-31602 and 811-5950)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on May 7, 1994. (File Nos. 33-31602 and 811-5950)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on November 25, 1994. (File
Nos. 33-31602 and 811-5950)

(8) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed on October 10, 1996. (File No. 811-5950)

(9) Response is incorporated by reference to Registrant's Definitive Registration Statement on Form N-14 filed on October 31, 1996. (File Nos. 333-13877 and 811-5950)



Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, Money Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on December 20, 1996.

                           MONEY MARKET OBLIGATIONS TRUST
                           (Registrant)

                           By:               *
                                J. Christopher Donahue
                                President


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 1996:

               *               Chairman and Trustee
                               John F. Donahue
                               (Chief Executive Officer)


               *               President and Trustee
                               J. Christopher Donahue


               *               Treasurer and Executive Vice President
                               John W. McGonigle
                               (Principal Financial and
                               Accounting Officer)

               *               Trustee
                               Thomas G. Bigley


               *               Trustee
                               John T. Conroy, Jr.
               *               Trustee
                               William J. Copeland


               *               Trustee
                               James E. Dowd


               *               Trustee
                               Lawrence D. Ellis, M.D.


               *               Trustee
                               Edward L. Flaherty, Jr.


               *               Trustee
                               Peter E. Madden


               *               Trustee
                               Gregor F. Meyer


               *               Trustee
                               John E. Murray, Jr., J.D., S.J.D.


             *                 Trustee
                               Wesley W. Posvar
             *                 Trustee
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan
      Attorney in Fact